Description of the business and summary of significant accounting policies - Additional details (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
IFRS Statement [Line Items]
Cash and cash equivalents.	$ 741,122	$ 490,849	$ 15,254,876	$ 10,103,385	$ 7,979,972	$ 5,862,942
28-day TIIE
IFRS Statement [Line Items]
Percentage of Available Seat Miles	53.70%	14.70%